Derivative Financial Instruments (Schedule of Gains and Losses for Derivatives Designated as Cash Flow Hedges) (Details) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cash flow hedges, gains (losses) recognized in Accumulated Other Changes in Equity from Nonowner Sources on derivative instruments (effective portion)		¥ 4
Cash flow hedges, gains (losses) reclassified from Accumulated Other Changes in Equity from Nonowner Sources into income (effective portion)	6	12
Cash flow hedges, gains (losses) recognized in income on derivative instruments, ineffective portion
Interest Income [Member]
Cash flow hedges, gains (losses) reclassified from Accumulated Other Changes in Equity from Nonowner Sources into income (effective portion)	6	12
Interest Rate Contracts [Member]
Cash flow hedges, gains (losses) recognized in Accumulated Other Changes in Equity from Nonowner Sources on derivative instruments (effective portion)		¥ 4